NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details)	Jun. 01, 2018 USD ($)
Debt Disclosure [Abstract]
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity	$ 1,265,751